Share-Based Payment (Details) - Schedule of stock option activity plan - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of stock option activity plan [Abstract]
Number of shares, Outstanding at beginning (in Shares)	34,737,967	7,578,503	7,578,503	8,810,178	9,034,556
Weighted average exercise price, Outstanding at beginning	$ 6.19	$ 5.5	$ 5.5	$ 5.55	$ 5.57
Weighted average grant date fair value, Outstanding at beginning	$ 2.92	$ 2.14	$ 2.14	$ 2.16	$ 2.19
Weighted average remaining contractual life, Outstanding at beginning	9 years	7 years 1 month 6 days			9 years 1 month 6 days
Number of shares, Granted (in Shares)		27,874,727	28,350,160		160,270
Weighted average exercise price, Granted		$ 6.27	$ 6.28		$ 6.28
Weighted average grant date fair value, Granted		$ 3.06	$ 3.09		$ 1.41
Weighted average remaining contractual life, Granted
Number of shares, Forfeited (in Shares)	(1,186,220)	(1,196,158)	(1,190,696)	(1,231,675)	(384,684)
Weighted average exercise price, Forfeited	$ 6.27	$ 3.89	$ 3.89	$ 5.83	$ 6.28
Weighted average grant date fair value, Forfeited	$ 3.13	$ 2.04	$ 2.04	$ 2.27	$ 2.42
Weighted average remaining contractual life, Forfeited
Number of shares, Outstanding at ending (in Shares)			34,737,967	7,578,503	8,810,178
Weighted average exercise price, Outstanding at ending			$ 6.19	$ 5.5	$ 5.55
Weighted average grant date fair value, Outstanding at ending			$ 2.92	$ 2.14	$ 2.16
Weighted average remaining contractual life, Outstanding at ending	8 years 2 months 12 days	9 years 2 months 12 days	9 years	7 years 1 month 6 days	8 years 1 month 6 days
Number of shares, Expected to vest and exercisable (in Shares)	33,551,747	34,257,072	34,737,967
Weighted average exercise price, Expected to vest and exercisable	$ 6.19	$ 6.19	$ 6.19
Weighted average grant date fair value, Expected to vest and exercisable	$ 4.95	$ 2.9	$ 2.92
Weighted average remaining contractual life, Expected to vest and exercisable	8 years 2 months 12 days	9 years 2 months 12 days	9 years